Supplemental Oil and Gas Disclosures - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) MMBoe	Dec. 31, 2015 USD ($) MMBoe $ / Mcfe $ / bbl	Dec. 31, 2014 USD ($) MMBoe $ / Mcfe $ / bbl	Dec. 31, 2013 USD ($) MMBoe $ / Mcfe $ / bbl	Dec. 31, 2012 USD ($) MMBoe
Supplementary Information [Line Items]
Equipment and facilities in support of oil and gas production excluded from capitalization		$ 202	$ 109
Equity earnings from the international equity method investee			1	$ 21
Loss on Contract Termination		22
Accretion of discount	$ 23	$ 489	$ 383	$ 225
Weighted average natural gas price | $ / Mcfe		2.32	4.34	3.63
Weighted average oil per barrel price | $ / bbl		43.84	83.62	92.16
Discount rate		10.00%
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves	$ 1,284	$ 1,284	$ 3,883	$ 2,964	$ 1,949
Powder River Basin
Supplementary Information [Line Items]
Proved Developed Reserves Production Percentage Maximum			5.00%
International
Supplementary Information [Line Items]
Proved Developed Reserves (Energy) | MMBoe			35
Proved Developed Reserves Production Percentage Maximum			5.00%
Appalachian Basin
Supplementary Information [Line Items]
Proved Developed Reserves Production Percentage Maximum			5.00%
Accretion of discount		$ 23
Piceance Basin [Member]
Supplementary Information [Line Items]
Proved Developed Reserves (Energy) | MMBoe	228	228
Proved Developed Reserves Production Percentage Maximum		52.00%
Accretion of discount		$ 23
Proved undeveloped reserves | MMBoe	75	75
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves	$ 270	$ 270
Oil and Condensate Sales | Permian [Member]
Supplementary Information [Line Items]
Proved Developed and Undeveloped Reserve, Net (Energy) | MMBoe	53	53
Oil and Condensate Sales | San Juan [Member]
Supplementary Information [Line Items]
Proved Developed and Undeveloped Reserve, Net (Energy) | MMBoe			5
All products
Supplementary Information [Line Items]
Proved Developed Reserves (Energy) | MMBoe	402.2	402.2	452.3	463.0
Proved Developed and Undeveloped Reserve, Net (Energy) | MMBoe	583.0	583.0	726.6	793.6	748.4
Proved undeveloped reserves | MMBoe	180.8	180.8	274.3	330.6
Piceance Basin [Member]
Supplementary Information [Line Items]
Proved Developed Reserves Production Percentage Maximum		52.00%
Domestic
Supplementary Information [Line Items]
Costs Incurred, Development Costs		$ 657	$ 1,376	$ 939
Domestic | Piceance Basin [Member]
Supplementary Information [Line Items]
Costs Incurred, Development Costs		$ 106	$ 430	$ 284